Subsequent Events	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Subsequent Events [Text Block]

17. Subsequent Events

In January 2018, the Company granted 1,354,000 stock options to employees and officers with an exercise price of CDN$0.095 per share for a period of 5 years.

In January 2018, the Company completed a non-brokered private placement and issued 1,500,000 units at a price of CDN$0.09 per unit for gross proceeds of $109,221 (CDN$135,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.11 per share for a period of three years from the date of closing. The Company also issued 105,000 finders warrants with an exercise price of CDN$0.11.

In February 2018, the Company completed a non-brokered private placement and issued 1,250,000 units at a price of CDN$0.07 per unit for gross proceeds of $68,632 (CDN$87,500). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.09 per share for a period of three years from the date of closing. The Company also issued 87,500 finders warrants with an exercise price of CDN$0.09.

In March 2018, the Company extended the expiry date of an aggregate of 1,597,050 outstanding share purchase warrants. The warrants were originally had expiry dates of April 14, 2018 and April 27, 2018. The expiry date has been extended by two years.

In April 2018, the Company completed a non-brokered private placement and issued 7,000,000 units at a price of CDN$0.14 per unit for gross proceeds of $762,224 (CDN$980,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.21 per share for a period of three years from the date of closing. The Company also issued 226,065 finders’ warrants with an exercise price of CDN$0.21.